Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned and majority-owned subsidiaries (collectively, the “Company”). Costamare is organized under the laws of the Republic of the Marshall Islands.

On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended (the “Securities Act”). During the year ended December 31, 2022, the Company issued 598,400 shares to Costamare Shipping Services Ltd. (“Costamare Services”) (Note 3). On July 6, 2016, the Company implemented a dividend reinvestment plan (the “Plan”) (Note 16). As of December 31, 2022, under the Plan, the Company has issued to its common stockholders 19,068,198 shares, in aggregate. As of December 31, 2022, the aggregate outstanding share capital was 122,301,711 common shares. As of December 31, 2022, members of the Konstantakopoulos Family owned, directly or indirectly, approximately 60.8% of the outstanding common shares, in the aggregate.

As of December 31, 2022, the Company owned and/or operated a fleet of 69 container vessels with a total carrying capacity of approximately 525,821 twenty-foot equivalent units (“TEU”) and 45 dry bulk vessels with a total carrying capacity of approximately 2,436,134 of dead-weight tonnage (“DWT”), through wholly owned subsidiaries. As of December 31, 2021, the Company owned and/or operated a fleet of 72 container vessels with a total carrying capacity of approximately 543,645 TEU and 43 dry bulk vessels with a total carrying capacity of approximately 2,320,750 of DWT, through wholly owned subsidiaries. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators and since June 14, 2021, by chartering its dry bulk vessels to a diverse group of charterers (Note 3(d)). During the year ended December 31, 2022, a new dry bulk operating platform was established and operates under Costamare Bulkers Inc. (“CBI”), a majority-owned subsidiary of Costamare organized in the Republic of the Marshall Islands (Note 15). CBI is chartering-in and chartering-out dry bulk vessels, entering into contracts of affreightment, forward freight agreements (“FFAs”) and may also utilize hedging solutions.

At December 31, 2022, Costamare had 150 wholly-owned subsidiaries incorporated in the Republic of Liberia, 12 incorporated in the Republic of the Marshall Islands and three incorporated in the Republic of Cyprus. Furthermore, as of December 31, 2022, Costamare had one majority-owned subsidiary incorporated in the Republic of the Marshall Islands.

As the international container shipping industry recovered from the COVID-19 pandemic, time charter rates improved significantly from their sizable pandemic-related declines until the first half of 2022, due to the increased demand for containerized goods coupled with inefficiencies in the global supply chain caused by the pandemic. However, since the end of June 2022, time charter rates for containerships (across all sizes) have demonstrated significant declines of 75% on average, mainly driven by reduced growth in the transportation of containerized goods, inflation and the normalization of supply chains.

Similarly, the economic environment of the dry bulk segment has improved during the year of 2021 and in the first half of 2022 due to the increase in the demand for commodities. The ongoing geopolitical conflict between Russia and Ukraine has negatively impacted the export of dry bulk commodities from the Black Sea region, causing importing countries to look to other regions of the world for their import needs. The net effect on dry bulk shipping charter rates caused by the sourcing of dry bulk commodities from areas outside the Black Sea region is difficult to quantify since rates are dependent on a plethora of factors including the effect of diplomatic efforts such as the continuation of the multilateral agreement among Russia, Ukraine, Turkey and the United Nations to resume grain exports from the Black Sea region. The Black Sea conflict along with several geopolitical factors, such as the strict Covid-19 policy regime in China throughout most part of 2022, have resulted in charter rates weakening significantly during the fourth quarter of 2022 when compared to the third quarter of 2022.

The Russia-Ukraine conflict has also resulted in the imposition of sanctions that impact the international shipping industry. For example, our vessels may be required to make port calls in Russia that are not subject to primary sanctions but may, over time, expose us to secondary sanctions related to the maritime sector of the Russian economy.

The Company will continue to monitor the developments of the COVID-19 pandemic and of the Russia-Ukraine conflict along with their potential direct or indirect negative effects on the containership and dry bulk markets and will provide further updates on the situation if market circumstances warrant it.